Offerings - Offering: 1	Apr. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	4,182,772
Proposed Maximum Offering Price per Unit	54.055
Maximum Aggregate Offering Price	$ 226,099,740.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,224.37
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is also registering hereunder an indeterminate number of additional shares of Class A common stock ("Common Stock") that shall be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act, based on the average of the high and low sale prices of the Common Stock on April 7, 2026, as reported on the New York Stock Exchange. Represents shares of Common Stock hereby registered for resale by the selling stockholders.